Foreign exchange fluctuations (net) (Tables)	12 Months Ended
Dec. 31, 2023
Foreign Exchange Fluctuations
Schedule of exchange differences

Thousand of Reais	2023	2022	2021

Revenue with Exchange Variations	104,400,557	170,221,459	196,480,319
Expenses with Exchange Variations	(103,335,390)	(169,675,569)	(198,482,605)
Total	1,065,167	545,890	(2,002,286)